SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) countries	Jun. 30, 2015 USD ($) countries	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Countries in which product sold | countries	180	180
Number of Countries With On The Ground Operations | countries	70	70
CENCOEX Rate of Bolivars to USD		6.30 bolivars
SICAD Rate of Bolivars to USD		12 to 13 bolivars
Venezuela Deconsolidation Charge, After Tax	$ 2,100
Venezuela Deconsolidation, Foreign Currency Translation Loss	255	$ 255
Cash related to Venezuela deconsolidation	$ 908	908
Research and Development Expense		2,000	$ 1,900	$ 1,900
Advertising costs		$ 7,200	$ 7,900	$ 8,200
Customer Relationships | Minimum
Finite-Lived Intangible Asset, Useful Life		5 years
Customer Relationships | Maximum
Finite-Lived Intangible Asset, Useful Life		30 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life		15 years
Computer Equipment [Member] | Minimum
Property, Plant and Equipment, Useful Life		3 years
Computer Equipment [Member] | Maximum
Property, Plant and Equipment, Useful Life		5 years
Manufacturing Equipment | Minimum
Property, Plant and Equipment, Useful Life		3 years
Manufacturing Equipment | Maximum
Property, Plant and Equipment, Useful Life		20 years
Building
Property, Plant and Equipment, Useful Life		40 years